Property, Plant and Equipment	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Property, Plant and Equipment
18.	Property, Plant and Equipment

(1)	Property, plant and equipment as of December 31, 2023 and 2024 are as follows:

		2023
		Acquisition cost	Government grants	Accumulated depreciation	Accumulated impairment losses	Book value
		In millions of won

Land	￦	14,426,253	(27,404)	—	(28,165)	14,370,684
Buildings		25,236,830	(46,227)	(11,870,875)	(5,751)	13,313,977
Structures		86,010,823	(157,881)	(35,111,297)	(9,525)	50,732,120
Machinery		113,735,035	(119,824)	(59,381,603)	(536,386)	53,697,222
Ships		17,845	—	(5,480)	—	12,365
Vehicles		421,349	(2,837)	(337,859)	(116)	80,537
Equipment		2,341,242	(5,932)	(1,909,992)	(375)	424,943
Tools		1,354,532	(62)	(1,190,057)	(1)	164,412
Construction-in-progress		32,031,297	(173,474)	—	(22,795)	31,835,028
Right-of-use assets		6,041,794	—	(2,678,051)	—	3,363,743
Asset retirement costs		17,007,088	—	(7,127,091)	(146,423)	9,733,574
Others		16,255,667	—	(14,108,737)	—	2,146,930

	￦	314,879,755	(533,641)	(133,721,042)	(749,537)	179,875,535

		2024
		Acquisition cost	Government grants	Accumulated depreciation	Accumulated impairment losses	Book value
		In millions of won

Land	￦	14,577,296	(27,403)	—	(29,241)	14,520,652
Buildings		26,217,223	(41,718)	(12,812,659)	(7,103)	13,355,743
Structures		89,573,695	(149,737)	(37,762,078)	(18,678)	51,643,202
Machinery		122,610,077	(105,546)	(65,120,941)	(533,405)	56,850,185
Ships		17,870	—	(7,336)	—	10,534
Vehicles		452,812	(2,745)	(371,245)	(116)	78,706
Equipment		2,512,223	(3,915)	(2,073,752)	(375)	434,181
Tools		1,428,994	(1,306)	(1,255,257)	(1)	172,430
Construction-in-progress		31,307,153	(223,566)	—	(22,795)	31,060,792
Right-of-use assets		6,031,076	—	(2,984,680)	—	3,046,396
Asset retirement costs		18,283,796	—	(8,388,929)	(146,423)	9,748,444
Others		17,198,254	—	(15,136,756)	—	2,061,498

	￦	330,210,469	(555,936)	(145,913,633)	(758,137)	182,982,763

(2)	Changes in property, plant and equipment for the years ended December 31, 2023 and 2024 are as follows:

		2023
		Beginning balance	Acquisition	Disposal	Depreciation	Impairment (*)	Others	Ending balance
		In millions of won

Land	￦	14,270,937	23,519	(15,302)	—	—	118,934	14,398,088
(Government grants)		(27,405)	—	1	—	—	—	(27,404)
Buildings		13,292,200	3,706	(6,221)	(938,549)	—	1,009,068	13,360,204
(Government grants)		(50,437)	—	—	5,070	—	(860)	(46,227)
Structures		50,449,235	18,486	(311,877)	(2,828,065)	—	3,562,222	50,890,001
(Government grants)		(165,608)	—	1,611	9,562	—	(3,446)	(157,881)
Machinery		54,191,785	184,532	(195,673)	(6,062,471)	(6,331)	5,705,204	53,817,046
(Government grants)		(127,126)	—	1,230	17,413	—	(11,341)	(119,824)
Ships		13,476	—	—	(1,812)	—	701	12,365
Vehicles		87,687	5,778	(76)	(40,760)	—	30,745	83,374
(Government grants)		(2,045)	—	—	960	—	(1,752)	(2,837)
Equipment		435,741	62,291	(264)	(206,894)	—	140,001	430,875
(Government grants)		(6,608)	—	—	2,011	—	(1,335)	(5,932)
Tools		178,501	30,598	(364)	(78,487)	—	34,226	164,474
(Government grants)		(99)	—	—	38	—	(1)	(62)
Construction-in-progress		28,041,471	14,069,968	(1,511)	—	(10,700)	(10,090,726)	32,008,502
(Government grants)		(135,926)	5,544	—	—	—	(43,092)	(173,474)
Right-of-use assets		3,711,125	261,862	(2,613)	(536,517)	—	(70,114)	3,363,743
Asset retirement costs		11,288,967	—	—	(1,251,446)	—	(303,947)	9,733,574
Others		2,419,437	1,290	—	(958,649)	—	684,852	2,146,930

	￦	177,865,308	14,667,574	(531,059)	(12,868,596)	(17,031)	759,339	179,875,535

(*)
The Company calculated the actual damage in relation to the fire incident at Taean IGCC gas refinery in January 2023, and recognized ￦6,331 million as an impairment loss. In addition, as the recoverable amount of construction-in-progress of Guam Ukudu Power LLC, a subsidiary of the Group, is less than the book value, ￦10,700 million was recognized as an impairment loss for the year ended December 31, 2023.

		2024
		Beginning balance	Acquisition	Disposal	Depreciation	Impairment	Others	Ending balance
		In millions of won

Land	￦	14,398,088	28,390	(38,162)	—	—	159,739	14,548,055
(Government grants)		(27,404)	—	1	—	—	—	(27,403)
Buildings		13,360,204	3,767	(13,366)	(984,288)	(1,351)	1,032,495	13,397,461
(Government grants)		(46,227)	—	—	4,508	—	1	(41,718)
Structures		50,890,001	16,201	(303,046)	(2,873,012)	(9,154)	4,071,949	51,792,939
(Government grants)		(157,881)	—	1,330	9,458	—	(2,644)	(149,737)
Machinery		53,817,046	341,652	(199,670)	(6,311,423)	(735)	9,308,861	56,955,731
(Government grants)		(119,824)	—	522	16,076	—	(2,320)	(105,546)
Ships		12,365	—	—	(1,865)	—	34	10,534
Vehicles		83,374	4,311	(223)	(43,837)	—	37,826	81,451
(Government grants)		(2,837)	—	8	1,233	—	(1,149)	(2,745)
Equipment		430,875	84,020	(236)	(210,376)	—	133,813	438,096
(Government grants)		(5,932)	—	—	2,118	—	(101)	(3,915)
Tools		164,474	32,825	(68)	(82,603)	—	59,108	173,736
(Government grants)		(62)	—	—	341	—	(1,585)	(1,306)
Construction-in-progress		32,008,502	14,335,323	—	—	—	(15,059,467)	31,284,358
(Government grants)		(173,474)	6,806	75	—	—	(56,973)	(223,566)
Right-of-use assets		3,363,743	132,495	(2,252)	(538,995)	—	91,405	3,046,396
Asset retirement costs		9,733,574	—	—	(1,809,280)	—	1,824,150	9,748,444
Others		2,146,930	1,704	—	(1,011,161)	—	924,025	2,061,498

	￦	179,875,535	14,987,494	(555,087)	(13,833,106)	(11,240)	2,519,167	182,982,763

(3)
For the year ended December 31, 2024, the Company’s subsidiaries including Korea Hydro & Nuclear Power Co., Ltd. have recognized proceeds and costs from selling items produced before its intended use, by accounting ￦101,609 million (￦38,149 million for the year ended December 31, 2023) as revenue and ￦77,549 million (￦45,578 million for the year ended December 31, 2023) as expense in profit or loss.